Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Loss per Share

	2023	2022	2021
Loss for the year, attributable to the shareholders of the parent	(416,874)	(392,567)	(212,393)
Weighted average number of shares (thousands)	593,601	592,032	549,080
Basic and diluted loss per share, U.S. $	(0.70)	(0.66)	(0.39)

Summary of Potential Dilutive Securities that were not Included in Diluted Loss per Share Calculations

Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	2023	2022	2021
Restricted stock units	8,415,816	8,147,594	1,701,007
Stock options	21,289,191	14,339,052	6,958,312
Convertible Notes(1)	400,616,344	—	—

(1) The number of potential dilutive shares or ADSs from the Convertible Notes are calculated assuming the most advantageous conversion price from the standpoint of the holder and assuming all capitalized interest at maturity will be settled with shares or ADSs. For further details on the Convertible Notes and the conversion price reset mechanism, see Note 27 Convertible Notes.